LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.74%
Aerospace & Defense–4.46%
†AeroVironment, Inc.	9,300	$1,702,365
†ATI, Inc.	39,769	5,784,799
BWX Technologies, Inc.	26,800	5,480,332
Carpenter Technology Corp.	14,576	5,745,130
Curtiss-Wright Corp.	10,811	7,363,588
Hexcel Corp.	22,171	1,794,299
†Kratos Defense & Security Solutions, Inc.	54,016	3,808,668
Moog, Inc. Class A	8,300	2,428,912
†StandardAero, Inc.	55,700	1,438,731
Woodward, Inc.	17,406	6,229,956
		41,776,780
Air Freight & Logistics–0.19%
†GXO Logistics, Inc.	33,486	1,736,249
		1,736,249
Automobile Components–1.06%
Autoliv, Inc.	20,169	2,120,972
BorgWarner, Inc.	60,579	3,287,017
Gentex Corp.	64,077	1,400,083
†Goodyear Tire & Rubber Co.	83,448	553,260
Lear Corp.	14,888	1,802,639
Visteon Corp.	7,948	724,142
		9,888,113
Automobiles–0.21%
Harley-Davidson, Inc.	34,577	699,147
Thor Industries, Inc.	15,516	1,239,573
		1,938,720
Banks–5.89%
Associated Banc-Corp.	47,919	1,239,185
Bank OZK	30,517	1,400,425
Columbia Banking System, Inc.	86,518	2,373,189
Commerce Bancshares, Inc.	40,110	1,973,412
Cullen/Frost Bankers, Inc.	18,493	2,535,020
East West Bancorp, Inc.	40,283	4,300,613
First Financial Bankshares, Inc.	38,113	1,122,428
First Horizon Corp.	141,930	3,230,327
Flagstar Bank NA	87,685	1,154,811
FNB Corp.	104,640	1,749,581
Glacier Bancorp, Inc.	37,713	1,684,640
Hancock Whitney Corp.	24,067	1,530,421
Home BancShares, Inc.	53,580	1,442,909
International Bancshares Corp.	15,849	1,066,479
Old National Bancorp	101,550	2,244,255
Pinnacle Financial Partners, Inc.	44,076	3,796,707
Prosperity Bancshares, Inc.	29,565	1,986,177
Southstate Bank Corp.	29,014	2,684,375
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares, Inc.	13,129	$1,245,679
UMB Financial Corp.	20,919	2,359,454
United Bankshares, Inc.	40,831	1,691,220
Valley National Bancorp	140,100	1,720,428
Webster Financial Corp.	47,161	3,273,917
Western Alliance Bancorp	30,022	2,127,059
Wintrust Financial Corp.	19,598	2,722,946
Zions Bancorp NA	43,186	2,488,377
		55,144,034
Beverages–0.57%
†Boston Beer Co., Inc. Class A	2,301	530,151
†Celsius Holdings, Inc.	46,825	1,661,351
Coca-Cola Consolidated, Inc.	16,591	3,181,158
		5,372,660
Biotechnology–3.05%
†Arrowhead Pharmaceuticals, Inc.	41,000	2,570,700
†BioMarin Pharmaceutical, Inc.	56,266	3,178,466
†Cytokinetics, Inc.	35,809	2,360,171
†Exelixis, Inc.	76,059	3,262,171
†Halozyme Therapeutics, Inc.	34,415	2,224,241
†Neurocrine Biosciences, Inc.	29,372	3,869,467
†Roivant Sciences Ltd.	132,035	3,657,370
†United Therapeutics Corp.	12,617	7,481,629
		28,604,215
Broadline Retail–0.33%
Macy's, Inc.	77,476	1,401,541
†Ollie's Bargain Outlet Holdings, Inc.	17,907	1,648,160
		3,049,701
Building Products–1.85%
AAON, Inc.	19,807	1,639,029
Advanced Drainage Systems, Inc.	20,963	2,874,656
Carlisle Cos., Inc.	11,968	3,992,764
Fortune Brands Innovations, Inc.	35,173	1,370,692
Owens Corning	24,043	2,601,933
Simpson Manufacturing Co., Inc.	12,180	2,090,332
†Trex Co., Inc.	31,427	1,144,571
UFP Industries, Inc.	17,096	1,574,884
		17,288,861
Capital Markets–2.61%
Affiliated Managers Group, Inc.	8,199	2,268,663
Carlyle Group, Inc.	75,986	3,676,963
Evercore, Inc. Class A	11,309	3,375,850
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Federated Hermes, Inc.	21,667	$1,228,736
Hamilton Lane, Inc. Class A	12,010	1,193,794
Houlihan Lokey, Inc.	15,878	2,280,398
Janus Henderson Group PLC	36,101	1,854,508
Jefferies Financial Group, Inc.	48,376	1,996,478
Morningstar, Inc.	6,723	1,136,523
SEI Investments Co.	27,186	2,133,285
Stifel Financial Corp.	44,609	3,297,497
		24,442,695
Chemicals–1.73%
Ashland, Inc.	13,348	742,282
Avient Corp.	26,841	974,328
†Axalta Coating Systems Ltd.	62,504	1,731,361
Cabot Corp.	15,187	1,143,733
NewMarket Corp.	2,289	1,467,135
Olin Corp.	33,277	989,325
RPM International, Inc.	37,486	3,726,108
Scotts Miracle-Gro Co.	13,076	795,152
Solstice Advanced Materials, Inc.	46,500	3,541,440
Westlake Corp.	9,759	1,140,046
		16,250,910
Commercial Services & Supplies–1.57%
Brink's Co.	12,206	1,264,908
†Clean Harbors, Inc.	14,698	4,214,357
MSA Safety, Inc.	10,689	1,752,462
RB Global, Inc.	54,348	5,209,256
Tetra Tech, Inc.	76,360	2,299,963
		14,740,946
Construction & Engineering–2.63%
AECOM	38,049	3,227,316
†API Group Corp.	112,329	4,551,571
†Dycom Industries, Inc.	8,766	2,970,096
†Fluor Corp.	47,230	2,203,280
†MasTec, Inc.	17,915	5,763,972
†Sterling Infrastructure, Inc.	8,973	3,654,434
Valmont Industries, Inc.	5,762	2,302,322
		24,672,991
Construction Materials–0.33%
Eagle Materials, Inc.	9,274	1,756,959
†Knife River Corp.	16,620	1,357,023
		3,113,982
Consumer Finance–0.70%
Ally Financial, Inc.	82,207	3,224,981
FirstCash Holdings, Inc.	11,297	2,123,836
SLM Corp.	58,228	1,246,661
		6,595,478
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.95%
Albertsons Cos., Inc. Class A	108,298	$1,845,398
†BJ's Wholesale Club Holdings, Inc.	38,342	3,773,620
Casey's General Stores, Inc.	10,862	7,906,015
†Maplebear, Inc.	53,775	2,014,411
†Performance Food Group Co.	46,024	3,942,416
†Sprouts Farmers Market, Inc.	28,475	2,196,277
†U.S. Foods Holding Corp.	64,571	5,954,092
		27,632,229
Containers & Packaging–1.02%
AptarGroup, Inc.	18,894	2,381,022
Crown Holdings, Inc.	32,746	3,282,786
Graphic Packaging Holding Co.	86,424	859,055
Greif, Inc. Class A	7,214	483,843
Silgan Holdings, Inc.	25,689	996,733
Sonoco Products Co.	28,852	1,560,605
		9,564,044
Diversified Consumer Services–0.87%
†Duolingo, Inc.	11,708	1,154,057
Graham Holdings Co. Class B	995	1,051,974
†Grand Canyon Education, Inc.	8,051	1,368,911
H&R Block, Inc.	37,151	1,179,173
Service Corp. International	40,758	3,362,943
		8,117,058
Diversified REITs–0.47%
WP Carey, Inc.	64,137	4,358,751
		4,358,751
Electric Utilities–0.91%
IDACORP, Inc.	15,838	2,264,359
OGE Energy Corp.	60,156	2,885,082
Portland General Electric Co.	32,889	1,735,552
TXNM Energy, Inc.	28,672	1,676,165
		8,561,158
Electrical Equipment–2.29%
Acuity, Inc.	8,921	2,499,843
EnerSys	10,821	1,879,824
†Nextpower, Inc. Class A	43,509	5,245,010
nVent Electric PLC	47,282	5,592,515
Regal Rexnord Corp.	19,424	3,637,338
Sensata Technologies Holding PLC	42,600	1,500,372
†Vicor Corp.	6,700	1,078,700
		21,433,602
Electronic Equipment, Instruments & Components–3.91%
Advanced Energy Industries, Inc.	11,000	3,549,810
LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Arrow Electronics, Inc.	14,981	$2,148,425
Avnet, Inc.	23,985	1,477,956
Belden, Inc.	11,535	1,324,564
Cognex Corp.	48,345	2,368,421
Crane NXT Co.	14,446	586,363
†Fabrinet	10,498	5,474,917
†Flex Ltd.	107,620	7,044,805
†IPG Photonics Corp.	7,347	841,893
Littelfuse, Inc.	7,276	2,469,111
†Novanta, Inc.	10,482	1,238,029
TD SYNNEX Corp.	21,915	3,697,280
†TTM Technologies, Inc.	30,200	2,942,084
Vontier Corp.	41,827	1,483,604
		36,647,262
Energy Equipment & Services–1.49%
NOV, Inc.	105,316	1,980,994
TechnipFMC PLC	118,390	8,184,301
†Valaris Ltd.	18,822	1,845,309
Weatherford International PLC	21,019	1,987,977
		13,998,581
Entertainment–0.12%
Warner Music Group Corp. Class A	43,062	1,099,804
		1,099,804
Financial Services–1.41%
Corebridge Financial, Inc.	74,729	1,783,034
Equitable Holdings, Inc.	82,959	3,078,608
Essent Group Ltd.	27,864	1,628,372
†Euronet Worldwide, Inc.	11,376	755,025
MGIC Investment Corp.	64,509	1,693,361
†Shift4 Payments, Inc. Class A	19,775	864,761
Voya Financial, Inc.	27,416	1,873,061
†WEX, Inc.	10,039	1,536,369
		13,212,591
Food Products–0.85%
†Darling Ingredients, Inc.	46,335	2,865,820
Flowers Foods, Inc.	61,858	504,143
Ingredion, Inc.	18,470	2,080,830
Marzetti Co.	5,873	812,412
Pilgrim's Pride Corp.	12,468	470,792
†Post Holdings, Inc.	12,374	1,223,293
		7,957,290
Gas Utilities–1.20%
National Fuel Gas Co.	27,783	2,610,491
New Jersey Resources Corp.	29,495	1,619,865
ONE Gas, Inc.	17,516	1,508,653
Southwest Gas Holdings, Inc.	18,783	1,632,243
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Spire, Inc.	17,325	$1,568,606
UGI Corp.	62,877	2,289,980
		11,229,838
Ground Transportation–1.80%
†Avis Budget Group, Inc.	4,945	721,228
Knight-Swift Transportation Holdings, Inc.	47,475	2,733,611
Landstar System, Inc.	9,955	1,595,886
Ryder System, Inc.	11,657	2,386,304
†Saia, Inc.	7,796	2,738,579
†XPO, Inc.	34,251	6,663,532
		16,839,140
Health Care Equipment & Supplies–1.50%
Dentsply Sirona, Inc.	58,387	677,289
†Envista Holdings Corp.	47,998	1,217,709
†Globus Medical, Inc. Class A	32,567	2,805,973
†Haemonetics Corp.	13,578	765,256
†Lantheus Holdings, Inc.	19,401	1,471,566
†LivaNova PLC	16,005	1,017,278
†Masimo Corp.	13,333	2,371,540
†Penumbra, Inc.	11,494	3,774,285
		14,100,896
Health Care Providers & Services–1.84%
Chemed Corp.	4,149	1,567,243
Encompass Health Corp.	29,444	2,848,118
Ensign Group, Inc.	16,875	3,400,312
†HealthEquity, Inc.	25,026	2,091,423
†Hims & Hers Health, Inc.	61,001	1,266,381
†Option Care Health, Inc.	46,498	1,251,726
†Tenet Healthcare Corp.	25,743	4,857,962
		17,283,165
Health Care REITs–1.26%
American Healthcare REIT, Inc.	51,900	2,447,604
CareTrust REIT, Inc.	65,400	2,396,910
Healthcare Realty Trust, Inc.	101,497	1,724,434
Omega Healthcare Investors, Inc.	86,546	3,792,446
Sabra Health Care REIT, Inc.	73,856	1,420,251
		11,781,645
Health Care Technology–0.10%
†Doximity, Inc. Class A	39,320	916,156
		916,156
Hotel & Resort REITs–0.07%
Park Hotels & Resorts, Inc.	58,290	613,794
		613,794
Hotels, Restaurants & Leisure–2.59%
Aramark	76,988	3,121,093
LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	16,962	$1,393,937
†Cava Group, Inc.	29,185	2,361,066
Choice Hotels International, Inc.	6,072	628,452
Churchill Downs, Inc.	19,380	1,740,905
†Dutch Bros, Inc. Class A	37,200	1,884,552
†Hilton Grand Vacations, Inc.	17,480	683,818
Hyatt Hotels Corp. Class A	12,087	1,737,990
†Planet Fitness, Inc. Class A	24,279	1,805,872
Texas Roadhouse, Inc.	19,351	3,195,624
Travel & Leisure Co.	18,808	1,301,326
Vail Resorts, Inc.	10,436	1,339,148
Wingstop, Inc.	8,137	1,260,991
Wyndham Hotels & Resorts, Inc.	22,160	1,800,057
		24,254,831
Household Durables–1.58%
KB Home	18,639	964,568
Somnigroup International, Inc.	61,479	4,544,528
†Taylor Morrison Home Corp.	28,581	1,664,557
Toll Brothers, Inc.	27,680	3,777,490
†TopBuild Corp.	8,174	2,871,526
Whirlpool Corp.	18,588	1,002,265
		14,824,934
Independent Power and Renewable Electricity Producers–0.67%
Ormat Technologies, Inc.	17,750	1,986,580
†Talen Energy Corp.	13,363	4,265,871
		6,252,451
Industrial REITs–1.00%
EastGroup Properties, Inc.	15,603	2,887,959
First Industrial Realty Trust, Inc.	38,841	2,246,952
Rexford Industrial Realty, Inc.	67,364	2,204,824
STAG Industrial, Inc.	55,964	2,018,062
		9,357,797
Insurance–3.62%
American Financial Group, Inc.	20,271	2,588,809
†Brighthouse Financial, Inc.	16,771	1,004,248
CNO Financial Group, Inc.	27,673	1,136,253
Fidelity National Financial, Inc.	74,700	3,464,586
First American Financial Corp.	29,828	1,798,330
Hanover Insurance Group, Inc.	10,325	1,789,839
Kinsale Capital Group, Inc.	6,479	2,213,615
Old Republic International Corp.	66,678	2,660,452
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Primerica, Inc.	9,330	$2,336,978
Reinsurance Group of America, Inc.	19,222	3,924,364
RenaissanceRe Holdings Ltd.	12,769	3,795,330
RLI Corp.	26,923	1,535,688
Ryan Specialty Holdings, Inc.	33,338	1,124,824
Selective Insurance Group, Inc.	17,438	1,314,651
Unum Group	44,668	3,262,104
		33,950,071
Interactive Media & Services–0.33%
†Pinterest, Inc. Class A	171,118	3,138,304
		3,138,304
IT Services–1.11%
†Kyndryl Holdings, Inc.	66,950	878,384
†Okta, Inc.	49,602	3,904,174
†Twilio, Inc. Class A	44,372	5,582,885
		10,365,443
Leisure Products–0.47%
Brunswick Corp.	19,020	1,383,895
†Mattel, Inc.	91,005	1,322,303
Polaris, Inc.	15,656	853,252
†YETI Holdings, Inc.	22,734	831,837
		4,391,287
Life Sciences Tools & Services–1.67%
†Avantor, Inc.	199,691	1,565,578
†Bio-Rad Laboratories, Inc. Class A	5,309	1,479,884
Bruker Corp.	32,420	1,171,010
†Illumina, Inc.	44,726	5,512,927
†Medpace Holdings, Inc.	6,565	3,152,447
†Repligen Corp.	15,500	1,826,210
†Sotera Health Co.	68,227	978,375
		15,686,431
Machinery–5.88%
AGCO Corp.	17,695	2,050,320
†Chart Industries, Inc.	13,196	2,728,273
CNH Industrial NV	259,047	2,849,517
Crane Co.	14,319	2,448,549
Donaldson Co., Inc.	33,787	2,867,503
Esab Corp.	16,741	1,618,185
Flowserve Corp.	37,157	2,731,411
Graco, Inc.	48,506	4,106,033
ITT, Inc.	25,181	4,797,736
Lincoln Electric Holdings, Inc.	16,131	4,017,909
†Middleby Corp.	13,538	1,794,868
Mueller Industries, Inc.	32,449	3,595,349
Oshkosh Corp.	18,488	2,721,618
†RBC Bearings, Inc.	9,240	5,018,429
LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†SPX Technologies, Inc.	14,581	$2,915,325
Terex Corp.	33,288	1,967,321
Timken Co.	18,527	1,863,260
Toro Co.	28,522	2,665,096
Watts Water Technologies, Inc. Class A	8,024	2,329,287
		55,085,989
Marine Transportation–0.23%
†Kirby Corp.	15,884	2,110,666
		2,110,666
Media–0.58%
New York Times Co. Class A	47,345	3,964,197
Nexstar Media Group, Inc.	8,312	1,503,059
		5,467,256
Metals & Mining–2.63%
Alcoa Corp.	75,827	5,029,605
†Cleveland-Cliffs, Inc.	167,016	1,411,285
Commercial Metals Co.	32,435	1,992,482
Hecla Mining Co.	196,193	3,655,076
†MP Materials Corp.	39,420	1,902,409
Reliance, Inc.	15,293	4,647,848
Royal Gold, Inc.	23,693	6,029,632
		24,668,337
Mortgage Real Estate Investment Trusts (REITs)–0.66%
Annaly Capital Management, Inc.	210,254	4,446,872
Starwood Property Trust, Inc.	101,947	1,755,527
		6,202,399
Multi-Utilities–0.29%
Black Hills Corp.	22,136	1,536,460
Northwestern Energy Group, Inc.	18,036	1,189,294
		2,725,754
Office REITs–0.45%
COPT Defense Properties	33,033	1,010,810
Cousins Properties, Inc.	49,155	1,109,428
Kilroy Realty Corp.	31,900	899,899
Vornado Realty Trust	46,872	1,218,203
		4,238,340
Oil, Gas & Consumable Fuels–3.92%
Antero Midstream Corp.	96,952	2,210,506
†Antero Resources Corp.	85,811	3,641,819
Chord Energy Corp.	16,680	2,371,562
†CNX Resources Corp.	41,661	1,606,031
DT Midstream, Inc.	29,760	4,007,779
HF Sinclair Corp.	45,788	2,856,713
Matador Resources Co.	34,181	2,159,556
Murphy Oil Corp.	39,265	1,619,681
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.	81,324	$4,827,393
PBF Energy, Inc. Class A	24,260	1,155,261
Permian Resources Corp. Class A	216,740	4,620,897
Range Resources Corp.	69,350	3,133,233
Viper Energy, Inc. Class A	54,394	2,555,974
		36,766,405
Paper & Forest Products–0.14%
Louisiana-Pacific Corp.	18,524	1,347,621
		1,347,621
Passenger Airlines–0.35%
†Alaska Air Group, Inc.	33,435	1,229,740
†American Airlines Group, Inc.	193,303	2,076,074
		3,305,814
Personal Care Products–0.19%
†BellRing Brands, Inc.	34,318	552,176
†Coty, Inc. Class A	107,188	215,448
†elf Beauty, Inc.	17,208	1,042,977
		1,810,601
Pharmaceuticals–0.73%
†Elanco Animal Health, Inc.	145,464	3,480,954
†Jazz Pharmaceuticals PLC	17,745	3,354,692
		6,835,646
Professional Services–2.56%
Booz Allen Hamilton Holding Corp.	35,321	2,756,098
†CACI International, Inc. Class A	6,473	3,520,470
Concentrix Corp.	12,899	352,917
†ExlService Holdings, Inc.	45,988	1,400,334
Exponent, Inc.	14,596	952,389
†FTI Consulting, Inc.	8,837	1,562,116
Genpact Ltd.	46,279	1,723,893
KBR, Inc.	37,219	1,371,892
Maximus, Inc.	16,126	1,033,677
†Parsons Corp.	15,499	839,581
†Paylocity Holding Corp.	12,753	1,377,834
Science Applications International Corp.	13,242	1,256,931
TransUnion	56,288	3,894,567
UL Solutions, Inc. Class A	22,571	1,934,560
		23,977,259
Real Estate Management & Development–0.45%
†Jones Lang LaSalle, Inc.	13,813	4,203,572
		4,203,572
LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.77%
American Homes 4 Rent Class A	95,449	$2,664,936
Equity LifeStyle Properties, Inc.	56,777	3,544,020
Independence Realty Trust, Inc.	69,285	1,031,654
		7,240,610
Retail REITs–0.97%
Agree Realty Corp.	35,062	2,642,973
Brixmor Property Group, Inc.	89,702	2,583,418
Kite Realty Group Trust	63,349	1,555,218
NNN REIT, Inc.	55,611	2,337,330
		9,118,939
Semiconductors & Semiconductor Equipment–3.67%
†Allegro MicroSystems, Inc.	36,336	1,145,674
Amkor Technology, Inc.	33,254	1,497,428
†Cirrus Logic, Inc.	14,938	2,160,334
Entegris, Inc.	44,468	5,213,428
†Lattice Semiconductor Corp.	40,045	3,714,574
†MACOM Technology Solutions Holdings, Inc.	18,924	4,202,453
MKS, Inc.	19,657	4,517,375
†Onto Innovation, Inc.	14,535	2,980,692
†Rambus, Inc.	31,544	2,713,730
†Silicon Laboratories, Inc.	9,610	2,000,322
†SiTime Corp.	6,480	2,237,868
†Synaptics, Inc.	11,342	794,394
Universal Display Corp.	12,902	1,182,597
		34,360,869
Software–3.00%
†Appfolio, Inc. Class A	7,130	1,125,257
Bentley Systems, Inc. Class B	43,571	1,530,213
†Bill Holdings, Inc.	25,517	977,301
†Blackbaud, Inc.	10,651	411,235
†Commvault Systems, Inc.	12,867	1,002,211
†Docusign, Inc.	58,650	2,780,596
Dolby Laboratories, Inc. Class A	17,870	1,073,272
†Dropbox, Inc. Class A	51,083	1,160,606
†Dynatrace, Inc.	87,325	3,229,278
†Guidewire Software, Inc.	24,887	3,722,100
InterDigital, Inc.	7,520	2,271,040
†Manhattan Associates, Inc.	17,493	2,328,668
†Nutanix, Inc. Class A	79,157	3,008,758
Pegasystems, Inc.	26,767	1,139,203
†Qualys, Inc.	10,507	923,040
†UiPath, Inc. Class A	125,356	1,391,452
		28,074,230
Specialized REITs–1.38%
CubeSmart	66,792	2,447,927
EPR Properties	22,336	1,115,906
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	82,807	$3,674,147
Lamar Advertising Co. Class A	25,437	3,221,850
National Storage Affiliates Trust	20,735	782,539
Rayonier, Inc.	81,469	1,679,891
		12,922,260
Specialty Retail–3.43%
†Abercrombie & Fitch Co. Class A	13,555	1,238,520
†AutoNation, Inc.	7,668	1,497,254
Bath & Body Works, Inc.	59,968	1,119,602
†Burlington Stores, Inc.	18,194	5,919,964
†Chewy, Inc. Class A	69,804	1,884,708
Dick's Sporting Goods, Inc.	19,439	3,854,559
†Five Below, Inc.	16,166	3,693,608
†Floor & Decor Holdings, Inc. Class A	31,576	1,604,061
†GameStop Corp. Class A	120,647	2,779,707
Gap, Inc.	66,385	1,606,517
Lithia Motors, Inc.	7,081	1,768,267
Murphy USA, Inc.	4,931	2,435,766
Penske Automotive Group, Inc.	5,406	808,305
†RH	4,490	627,792
†Valvoline, Inc.	37,257	1,254,816
		32,093,446
Technology Hardware, Storage & Peripherals–0.58%
†Everpure, Inc. Class A	91,825	5,421,348
		5,421,348
Textiles, Apparel & Luxury Goods–0.51%
†Capri Holdings Ltd.	34,876	614,515
Columbia Sportswear Co.	7,363	403,566
†Crocs, Inc.	14,902	1,237,164
PVH Corp.	13,369	932,622
VF Corp.	96,204	1,634,506
		4,822,373
Trading Companies & Distributors–1.73%
Applied Industrial Technologies, Inc.	10,903	2,892,784
†Core & Main, Inc. Class A	55,040	2,718,976
GATX Corp.	10,460	1,785,941
MSC Industrial Direct Co., Inc. Class A	13,360	1,232,727
Watsco, Inc.	10,228	3,720,844
WESCO International, Inc.	14,226	3,892,518
		16,243,790
LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.36%
Essential Utilities, Inc.	82,797	$3,334,235
		3,334,235
Total Common Stock (Cost $625,610,120)		934,562,647

MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	2,091,081	2,091,081
Total Money Market Fund (Cost $2,091,081)		2,091,081

TOTAL INVESTMENTS–99.96% (Cost $627,701,201)	936,653,728
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	366,887
NET ASSETS APPLICABLE TO 71,103,813 SHARES OUTSTANDING–100.00%	$937,020,615

†Non-income producing.

The following futures contracts were outstanding at March 31, 2026:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
10	CME E-mini S&P MidCap 400 Index Futures	$3,396,500	$3,315,227	6/18/26	$81,273	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP SSGA Mid-Cap Index Fund–7